                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: March 31, 2003
                                              -----------------
 Check here if Amendment [ ]; Amendment Number:
                                              -----------------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     Account Management, LLC
          ---------------------------------------------
 Address:  17 Arlington Street
          ---------------------------------------------
           Boston, MA 02116
          ---------------------------------------------

 Form 13F File Number:  28-01363
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Peter de Roetth
          ---------------------------------------------
 Title:    Principal
          ---------------------------------------------
 Phone:    617-236-4200
          ---------------------------------------------
 Signature, Place, and Date of Signing:
  /s/ Peter de Roetth      Boston, MA                    5/6/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
      report and a portion are reported by other reporting
      manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
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                                                                                                              (SEC USE ONLY)
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Page 1 of 5         FORM 13 F                              Name of Reporting Manager  Account Management, LLC
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                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2  Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Clas  Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
     Maxim
  Integrated
   Products       Common 57772K101  84,795,257  2,347,501  2,347,501                                    2,347,501
                  Stock
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    Corporate
   Executive
     Board        Common 21988R102  14,418,976    404,800    404,800                                      404,800
                  Stock
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      IDT
  Corporation
    Class B       Common 448947309  23,122,407  1,532,300  1,532,300                                    1,532,300
                  Stock
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      IDT
   Corporation    Common 448947101      74,900      5,000      5,000                                        5,000
                  Stock
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    Supertex
       Inc.       Common 868532102  11,255,063    818,550    818,550                                      818,550
                  Stock
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     Costar
     Group        Common 22160N109   5,142,060    233,200    233,200                                      233,200
                  Stock
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     Credit
   Acceptance
   Corporation    Common 225310101   4,387,047    888,300    888,300                                      888,300
                  Stock
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    Lionbridge
    Technology    Common 536252109   2,439,246  1,184,100  1,184,100                                    1,184,100
                  Stock
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     Jupiter
      Media
      Group       Common 48207D101     167,970     55,000     55,000                                       55,000
                  Stock
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      Miller
    Industries    Common 600551204   2,935,715    917,411    917,411                                      917,411
                  Stock
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    COLUMN TOTALS                  148,738,641  8,386,162
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


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
                                                                                                    --------------------------------
                                                                                                              (SEC USE ONLY)
                                                                                                    --------------------------------

Page 2 of 5         FORM 13 F                              Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2  Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Clas  Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
  CyberSource
  Corporation     Common 23251J106     773,629    315,767    315,767                                      315,767
                  Stock
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 Net2Phone, Inc.  Common 64108N106   6,728,205  1,996,500  1,996,500                                    1,996,500
                  Stock
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   Adtran Inc.    Common 00738A106     538,950     15,000     15,000                                       15,000
                  Stock
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    Integral
  Systems, Inc.   Common 45810H107     169,600      8,000      8,000                                        8,000
                  Stock
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 Dean Foods, Inc. Common 242370104   1,823,675     42,500     42,500                                       42,500
                  Stock
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    Province
  Healthcare Co.  Common 743977100     637,200     72,000     72,000                                       72,000
                  Stock
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    Critical
   Path, Inc.     Common 22674V100     200,248    230,170    230,170                                      230,170
                  Stock
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    Citicorp      Common 172967101     327,275      9,500      9,500                                        9,500
                  Stock
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     Phelps
     Dodge
  Corporation     Common 717265102     795,760     24,500     24,500                                       24,500
                  Stock
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   Agnico Eagle
    Mines Ltd.    Common 008474108     757,103     57,750     57,750                                       57,750
                  Stock
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    COLUMN TOTALS                   12,751,645  2,771,687
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

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
                                                                                                    --------------------------------
                                                                                                              (SEC USE ONLY)
                                                                                                    --------------------------------

Page 3 of 5         FORM 13 F                              Name of Reporting Manager  Account Management, LLC
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                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2  Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Clas  Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
 Bright Horizons
 Family Solutions Common 109195107   4,315,080    154,000    154,000                                      154,000
                  Stock
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 Federal National
    Mortgage      Common 313586109     490,125      7,500      7,500                                        7,500
                  Stock
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  Sun Hydraulics  Common 866942105   1,821,120    224,000    224,000                                      224,000
                  Stock
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     Hewlett
     Packard      Common 428236103     303,225     19,500     19,500                                       19,500
                  Stock
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     AlTell       Common 020039103     355,752      7,948      7,948                                        7,948
                  Stock
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     Glaxo
   Wellcome       Common 37733W105     246,330      7,000      7,000                                        7,000
                  Stock
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     Exxon        Common 302290101     167,760      4,800      4,800                                        4,800
                  Stock
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     Cabot
  Corporation     Common 038505103     310,180     13,000     13,000                                       13,000
                  Stock
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    Aradigm
  Corporation     Common 038505103     482,500    386,000    386,000                                      386,000
                  Stock
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  ChevronTexaco
  Corporation     Common 166764100     200,415      3,100      3,100                                        3,100
                  Stock
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  COLUMN TOTALS                      8,692,487    826,848
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

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
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                                                                                                              (SEC USE ONLY)
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Page 4 of 5         FORM 13 F                              Name of Reporting Manager  Account Management, LLC
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                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2  Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Clas  Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
    Pepsico       Common 713344108     480,000     12,000     12,000                                       12,000
                  Stock
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    Johnson
  and Johnson     Common 478160104   3,069,656     53,044     53,044                                       53,044
                  Stock
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  Schlumberger    Common 806857108     326,886      8,600      8,600                                        8,600
                  Stock
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   Newmount
    Mining
  Corporation     Common 651639106   1,599,073     61,150     61,150                                       61,150
                  Stock
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   Aberdeen
 Asia-Pacific
    Income        Common 003009107     986,000    200,000    200,000                                      200,000
                  Stock
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    Liberty
  Media Corp.
    Ser. A        Common 530718105   3,680,081    378,220    378,220                                      378,220
                  Stock
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      Dow
    Chemical      Common 260543103     283,003     10,250     10,250                                       10,250
                  Stock
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   Berkshire
 Hathaway Inc.
Class A Common    Common 084670108   1,276,000         20         20                                           20
                  Stock
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   Applied
 Materials Inc.   Common 038222105     427,720     34,000     34,000                                       34,000
                  Stock
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    Intel
 Corporation      Common 458140100     325,600     20,000     20,000                                       20,000
                  Stock
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   COLUMN TOTALS                    12,454,019    777,284
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

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
                                                                                                    --------------------------------
                                                                                                              (SEC USE ONLY)
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Page 5 of 5         FORM 13 F                              Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2  Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Clas  Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
   Invacare
 Corporation      Common 461203101     406,221     12,900     12,900                                       12,900
                  Stock
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  Meridian Gold   Common 589975101     249,630     26,500     26,500                                       26,500
      Inc.        Stock
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  Microsoft
 Corporation      Common 594918104     450,306     18,600     18,600                                       18,600
                  Stock
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  EBAY Inc.       Common 278642103     277,258      3,250      3,250                                        3,250
                  Stock
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  Portfolio
Recovery Assoc.   Common 73640Q105   1,127,758     49,550     49,550                                       49,550
                  Stock
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  American
International
 Group, Inc.      Common 026874107     276,920      5,600      5,600                                        5,600
                  Stock
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                  Common                                           0                                            0
                  Stock
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                  Common                                           0                                            0
                  Stock
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                  Common                                           0                                            0
                  Stock
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                  Common                                           0                                            0
                  Stock
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   COLUMN TOTALS                     2,788,093    116,400
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